Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 8,308	$ 6,944	$ 6,866
Other revenues	39	29	31
Net revenues	8,347	6,973	6,897
Cost of sales	(5,079)	(4,518)	(4,565)
Gross profit	3,268	2,455	2,332
Selling, general and administrative	(983)	(911)	(897)
Research and development	(1,302)	(1,336)	(1,425)
Other income and expenses, net	55	99	164
Impairment, restructuring charges and other related closure costs	(45)	(93)	(65)
Operating income	993	214	109
Interest expense, net	(22)	(20)	(22)
Income (loss) on equity-method investments	(2)	7	2
Loss on financial instruments, net	(16)
Income (loss) before income taxes and noncontrolling interest	953	201	89
Income tax benefit (expense)	(143)	(31)	21
Net income	810	170	110
Net income attributable to noncontrolling interest	(8)	(5)	(6)
Net income attributable to parent company	$ 802	$ 165	$ 104
Earnings per share (Basic) attributable to parent company stockholders	$ 0.91	$ 0.19	$ 0.12
Earnings per share (Diluted) attributable to parent company stockholders	$ 0.89	$ 0.19	$ 0.12